Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 14,828,907	Taxes	ZIMBABWE	Metabeleland South	Zimbabwe Revenue Authority	Blanket Mine	Gold	Blanket	Underground Mining
#: 2
	9,080,914	Royalties	ZIMBABWE	Metabeleland South	Zimbabwe Revenue Authority	Blanket Mine	Gold	Blanket	Underground Mining
#: 3
	184,000	Dividends	ZIMBABWE	Metabeleland South	National Indigenisation and Economic Empowerment Fund	Blanket Mine	Gold	Blanket	Underground Mining
#: 4
	180,923	Fees	ZIMBABWE	Metabeleland South	Ministry of Mines	Blanket Mine	Gold	Blanket	Underground Mining
#: 5
	160,000	Taxes	ZIMBABWE	Bulawayo	Zimbabwe Revenue Authority	Caledonia Holdings Zimbabwe (Private) Limited	Gold	Corporate	Underground Mining
#: 6
	167,877	Taxes	ZIMBABWE	Metebeleland North	Zimbabwe Revenue Authority	Bilboes (Oxide mine)	Gold	Bilboes (Oxide mine)	Open Pit
#: 7
	182,470	Royalties	ZIMBABWE	Metabeleland Nouth	Zimbabwe Revenue Authority	Bilboes (Oxide mine)	Gold	Bilboes (Oxide mine)	Open Pit
#: 8
	173,915	Fees	ZIMBABWE	Metabeleland Nouth	Ministry of Mines	Bilboes (Oxide mine)	Gold	Bilboes (Oxide mine)	Open Pit
#: 9
	66,075	Fees	ZIMBABWE	Metabeleland Nouth	Ministry of Mines	Motapa	Gold	EE Projects	Open Pit
#: 10
	$ 618,167	Taxes	South-Africa	Gauteng	South African Revenue Authority	Caledonia Mining South Africa Proprietary Limited	Gold	South-Africa	Underground Mining